SHARE CAPITAL - Schedule of Share Capital (Details) $ / shares in Units, $ in Millions	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Jun. 30, 2023 shares	Mar. 31, 2023 shares	Mar. 03, 2023 USD ($)	Dec. 31, 2022 shares
Class A Senior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares	$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)	100,000,000			100,000,000
Preferred stock issued (in shares)	0			0
Preferred stock, outstanding (in shares)	0			0
Preferred stock, carrying amount | $	$ 0			$ 0
Class B Senior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)	100,000,000			100,000,000
Preferred stock issued (in shares)	0			0
Preferred stock, outstanding (in shares)	0			0
Preferred stock, carrying amount | $	$ 0			$ 0
Class A Junior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares	$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)	1,000,000,000			1,000,000,000
Preferred stock issued (in shares)	100,460,280			100,460,280
Preferred stock, outstanding (in shares)	100,460,280			100,460,280
Preferred stock, carrying amount | $	$ 2,751			$ 2,694
Class B Junior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)	1,000,000,000			1,000,000,000
Preferred stock issued (in shares)	0			0
Preferred stock, outstanding (in shares)	0			0
Preferred stock, carrying amount | $	$ 0			$ 0
Exchangeable Class A Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares	$ 33.26			$ 33.42
Shares authorized (in shares)	1,000,000,000			1,000,000,000
Shares issued (in shares)	16,879,755			15,311,749
Shares outstanding (in shares)	16,879,755		16,834,918	15,311,749		10,450,952	10,450,952		9,594,989
Common stock, carrying amount | $	$ 666			$ 615				$ 10
Exchangeable Class A-1 Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares	$ 33.26			$ 33.42
Shares authorized (in shares)	500,000,000			500,000,000
Shares issued (in shares)	26,505,771			28,073,777
Shares outstanding (in shares)	26,505,771		26,550,608	28,073,777		0	0		0
Common stock, carrying amount | $	$ 904			$ 961
Class B Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares	$ 33.26			$ 33.42
Shares authorized (in shares)	500,000			500,000
Shares issued (in shares)	24,000			24,000
Shares outstanding (in shares)	24,000		24,000	24,000		24,000	24,000		24,000
Common stock, carrying amount | $	$ 1			$ 1
Class C Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares	$ 1			$ 1
Shares authorized (in shares)	1,000,000,000			1,000,000,000
Shares issued (in shares)	128,643,406			102,056,784
Shares outstanding (in shares)	128,643,406		102,056,784	102,056,784		41,314,891	41,314,891		40,934,623
Common stock, carrying amount | $	$ 4,726			$ 3,607